Schedule of deposits, prepayments and other receivables (Details) - SGD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deposits Prepayments And Other Receivables
Deposits	$ 11	$ 10
Prepayments	130	20
Other receivables	43	37
Deposits, prepayments and other receivables total	$ 184	$ 67